CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2017	Dec. 31, 2016
Common Stock, Par Value Per Share	$ 0.0	$ 0.01
Common Stock, Shares Authorized	100,000,000	100,000,000
Common Stock, Shares, Issued	40,231,159	41,633,607
Common Stock, Shares, Outstanding	40,231,159	40,231,159
Treasury Stock, Shares	0	1,402,448